Label	Element	Value
Large-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 9% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks of large companies. The sub-adviser considers a company to be a large company if it is within the range of the Fund’s current benchmark index, the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2022, the market capitalization range of the Russell 1000 Value Index was approximately $656.7 million to $1.1 trillion. As of December 31, 2022, the weighted average market capitalization of the Fund was approximately $195.3 billion.

The Fund may also invest up to 20% of its assets in foreign securities, including issuers in emerging market countries, that may be U.S. dollar or foreign currency denominated.

The sub-adviser looks for companies it believes are undervalued.

The sub-adviser will consider selling a portfolio security (i) to reduce or eliminate holdings that exceed position size limits; (ii) when it believes the security is approaching a full valuation or is not meeting fundamental expectations; or (iii) to pursue more attractive opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.13%; Q1 2020: (23.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.99%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(For the periods endedDecember 31, 2022)
Large-Cap Value Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Large-Cap Value Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Large-Cap Value Portfolio | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
Large-Cap Value Portfolio | Large-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
Large-Cap Value Portfolio | Value Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
Large-Cap Value Portfolio | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
Large-Cap Value Portfolio | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
Large-Cap Value Portfolio | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Large-Cap Value Portfolio | Foreign Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
Large-Cap Value Portfolio | Underlying Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Large-Cap Value Portfolio | Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.29%
Large-Cap Value Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2013	rr_AnnualReturn2013	32.26%
Annual Return 2014	rr_AnnualReturn2014	11.50%
Annual Return 2015	rr_AnnualReturn2015	(2.99%)
Annual Return 2016	rr_AnnualReturn2016	12.87%
Annual Return 2017	rr_AnnualReturn2017	13.95%
Annual Return 2018	rr_AnnualReturn2018	(9.35%)
Annual Return 2019	rr_AnnualReturn2019	28.46%
Annual Return 2020	rr_AnnualReturn2020	5.87%
Annual Return 2021	rr_AnnualReturn2021	26.12%
Annual Return 2022	rr_AnnualReturn2022	(6.63%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted January 4, 1999)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1999
Large-Cap Value Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011